Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)	3 Months Ended
Mar. 31, 2022
Equity [Abstract]
Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)
10. Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit)
Redeemable Convertible Preferred Stock
In connection with the Company’s IPO, all outstanding shares of the Company’s redeemable convertible preferred stock automatically converted into shares of common stock at the applicable conversion ratio then in effect. The Company’s outstanding shares of preferred stock were converted into 24,785,564 shares of common stock.
Preferred Stock
Subsequent to the IPO, the Company’s board of directors has the authority, without further action by the stockholders, to issue shares of preferred stock in one or more series and to fix the rights, preferences, privileges, and restrictions thereof. These rights, preferences, and privileges could include dividend rights, conversion rights, voting rights, redemption rights, liquidation preferences, sinking fund terms, and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock. The issuance of preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders will receive dividend payments and payments upon liquidation. In addition, the issuance of preferred stock could have the effect of delaying, deferring or preventing change in our control or other corporate action.
Common Stock
In addition to the shares of common stock issued and outstanding in connection with the IPO and the subsequent private placement, total shares of common stock issued and outstanding includes shares issued to employees pursuant to the exercise of vested stock options as well as the vesting of early exercised stock options. In order to execute the early exercises, the employees signed a Restricted Stock Purchase Agreement (RSPA) granting the Company, in the case of termination of employment, the rights to repurchase all of the unvested shares at the price paid by the employee for such shares. Based on the share repurchase rights outlined in the RSPA, the Company recorded the proceeds from the early exercises as a liability on the balance sheet.
All shares that were early exercised by the employees of the Company are considered legally issued. However, for accounting purposes, only vested shares are considered issued. Below is a reconciliation of shares issued and outstanding:

	March 31, 2022	December 31, 2021
Total shares of common stock legally issued and outstanding	35,736,584	544,967
Less: unvested early exercised shares of common stock	(17,820)	(757)

Total shares issued and outstanding	35,718,764	544,210

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any. No dividends have been declared or paid by the Company through March 31, 2022.
In the event of any liquidation or dissolution of the Company, the holders of common stock are entitled to the assets of the Company legally available for distribution.